LONG-TERM NOTES	12 Months Ended
Dec. 31, 2015
LONG-TERM NOTES [Abstract]
LONG-TERM NOTES
19.	LONG-TERM NOTES

On January 16, 2013, QCELLS HK completed its issuance of three-year-period notes of $100,000,000 (the “2013 Notes”). The 2013 Notes bear interests at a floating rate indexed to three-month LIBOR plus a margin of 2.23% per annum. Interests are payable on a quarterly basis from April 15, 2013 to January 15, 2016. The 2013 Notes will mature on January 15, 2016 and repayable at its principal amount plus accrued and unpaid interest thereon.

Subsequently, on January 11, 2016, the Company issued three-year-period notes of $100,000,000 (the “2016 Notes”). The 2016 Notes bear interests at a floating rate indexed to three-month LIBOR plus a margin of 2.9% per annum. Interests are payable on a quarterly basis from April 11, 2016 to January 11, 2019. The 2016 Notes will mature on January 11, 2016 and repayable at its principal amount plus accrued and unpaid interest thereon. The Group repaid 2013 Notes using the proceeds from issuance of 2016 Notes in January 2016. As a result of the above re-financing, the 2013 Notes were classified as a non-current liability as of December 31, 2015.